GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 – GOING CONCERN

As of September 30, 2021, the Company had cash and cash equivalents of $393,254 and an accumulated deficit of $(27,139,889). These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financials have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty. If the Company is in fact unable to continue as a going concern, the shareholders may lose some or all of their investment in the Company.

NOTE 2 GOING CONCERN

As of December 31, 2020, the Company had cash and cash equivalents of $62,555 and had negative stockholders equity of $51,366. Additionally, the Company had negative working capital of $68,612. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financials have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty. If the Company is, in fact, unable to continue as a going concern, the shareholders may lose some or all of their investment in the Company.